Share Capital - Disclosure of fair value assumptions of options granted (Details) - Year	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	101.32%
Expected Term in Years	5	5
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	2.89%	0.79%
Expected Volatility		100.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	3.31%	0.85%
Expected Volatility		103.90%
Expected Term in Years	10